Shareholders’ Equity (Tables)	12 Months Ended
Jul. 31, 2026
Shareholders’ Equity [Abstract]
Shares Issued and Outstanding

	For the years ended July 31,
	2026	2025	2024
Class A outstanding, beginning of year	48,000,000	48,000,000	48,000,000
IPO	2,400,000	—	—
RSU settlements and consulting share award	120,000	—	—
Option exercises	9,048	—	—
Class A outstanding, end of year	50,529,048	48,000,000	48,000,000
Class B outstanding, end of year	12,000,000	12,000,000	12,000,000
Total outstanding, end of year	62,529,048	60,000,000	60,000,000